Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Details 1) (Warrant [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Liabilities
Contingent consideration liability recorded for business combinations	$ 90	$ 468
Fair value of warrants issued in connection with share purchase agreement	549	803
Ending Balance	639	1,271
Quoted prices inactive markets (Level 1) [Member]
Liabilities
Contingent consideration liability recorded for business combinations
Fair value of warrants issued in connection with share purchase agreement
Ending Balance
Significant other unobservable inputs (Level 2) [Member]
Liabilities
Contingent consideration liability recorded for business combinations
Fair value of warrants issued in connection with share purchase agreement
Ending Balance
Significant other unobservable inputs (Level 3) [Member]
Liabilities
Contingent consideration liability recorded for business combinations	90	468
Fair value of warrants issued in connection with share purchase agreement	549	803
Ending Balance	$ 639	$ 1,271